Financial Assets and Financial Liabilities - Bonds - Additional Information (Detail) - Parent [member] - Russian rubles [member]	12 Months Ended	36 Months Ended
	Dec. 31, 2020	Dec. 31, 2011 RUB (₽) Bonds
Disclosure of detailed information about borrowings [line items]
Number of bonds in one issue | Bonds		5,000,000
Principal amount of bonds | ₽		₽ 40,000,000,000
Maturity date of bonds	between February 2020 and July 2021.
Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate of bonds	7.90%
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate of bonds	8.80%